Shareholder Report	5 Months Ended	6 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		GMO TRUST
Entity Central Index Key		0000772129
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000179795
Shareholder Report [Line Items]
Fund Name		GMO Climate Change Fund
Class Name		Class III
Trading Symbol		GCCHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.77%
AssetsNet	$ 805,063,533	$ 805,063,533
Holdings Count | Holding	101	101
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$805,063,533
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 62%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	50.6
France	11.0
South Korea	7.3
Canada	7.2
Japan	3.8
Finland	3.2
Germany	3.1
Spain	3.1
Chile	2.3
Mexico	2.0
Norway	1.5
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213399
Shareholder Report [Line Items]
Fund Name		GMO Climate Change Fund
Class Name		Class R6
Trading Symbol		GCCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.77%
AssetsNet	$ 805,063,533	$ 805,063,533
Holdings Count | Holding	101	101
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$805,063,533
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 62%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	50.6
France	11.0
South Korea	7.3
Canada	7.2
Japan	3.8
Finland	3.2
Germany	3.1
Spain	3.1
Chile	2.3
Mexico	2.0
Norway	1.5
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213398
Shareholder Report [Line Items]
Fund Name		GMO Climate Change Fund
Class Name		Class I
Trading Symbol		GCCLX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.87%
AssetsNet	$ 805,063,533	$ 805,063,533
Holdings Count | Holding	101	101
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$805,063,533
# of Portfolio Holdings	101
Portfolio Turnover Rate	32%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 62%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	50.6
France	11.0
South Korea	7.3
Canada	7.2
Japan	3.8
Finland	3.2
Germany	3.1
Spain	3.1
Chile	2.3
Mexico	2.0
Norway	1.5
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000228647
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets ex-China Fund
Class Name		Class III
Trading Symbol		GMAUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.81%
AssetsNet	$ 82,872,463	$ 82,872,463
Holdings Count | Holding	296	296
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,872,463
# of Portfolio Holdings	296
Portfolio Turnover Rate	37%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 47%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	27.8
India	18.5
Brazil	12.7
South Korea	7.6
Indonesia	7.0
Mexico	6.4
South Africa	5.8
Hungary	3.9
Vietnam	2.4
Thailand	2.3
Colombia	1.0
Other (each less than 1%)	4.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000228643
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets ex-China Fund
Class Name		Class VI
Trading Symbol		GMAQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.68%
AssetsNet	$ 82,872,463	$ 82,872,463
Holdings Count | Holding	296	296
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,872,463
# of Portfolio Holdings	296
Portfolio Turnover Rate	37%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 47%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	27.8
India	18.5
Brazil	12.7
South Korea	7.6
Indonesia	7.0
Mexico	6.4
South Africa	5.8
Hungary	3.9
Vietnam	2.4
Thailand	2.3
Colombia	1.0
Other (each less than 1%)	4.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000013268
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class II
Trading Symbol		GMEMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.03%
AssetsNet	$ 401,681,962	$ 401,681,962
Holdings Count | Holding	361	361
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000013269
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class III
Trading Symbol		GMOEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$50	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.97%
AssetsNet	$ 401,681,962	$ 401,681,962
Holdings Count | Holding	361	361
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000013272
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class VI
Trading Symbol		GEMMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.85%
AssetsNet	$ 401,681,962	$ 401,681,962
Holdings Count | Holding	361	361
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213362
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class R6
Trading Symbol		GEMNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.03%
AssetsNet	$ 401,681,962	$ 401,681,962
Holdings Count | Holding	361	361
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213363
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class I
Trading Symbol		GEMEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.10%
AssetsNet	$ 401,681,962	$ 401,681,962
Holdings Count | Holding	361	361
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$401,681,962
# of Portfolio Holdings	361
Portfolio Turnover Rate	52%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 61%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	21.6
China	21.6
India	13.3
Brazil	11.9
Mexico	6.3
South Africa	4.4
Hungary	4.0
Indonesia	3.9
South Korea	3.8
Vietnam	2.4
Thailand	2.3
Other (each less than 1%)	4.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000011881
Shareholder Report [Line Items]
Fund Name		GMO International Equity Fund
Class Name		Class III
Trading Symbol		GMOIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.67%
AssetsNet	$ 1,045,635,973	$ 1,045,635,973
Holdings Count | Holding	217	217
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,045,635,973
# of Portfolio Holdings	217
Portfolio Turnover Rate	33%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	25.4
France	13.4
United Kingdom	11.4
Switzerland	6.3
Spain	6.2
United States	6.0
Netherlands	5.7
Italy	4.9
Germany	4.5
Australia	3.2
Singapore	3.0
Sweden	2.9
Norway	2.1
Belgium	1.8
Hong Kong	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000011882
Shareholder Report [Line Items]
Fund Name		GMO International Equity Fund
Class Name		Class IV
Trading Symbol		GMCFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$33	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.61%
AssetsNet	$ 1,045,635,973	$ 1,045,635,973
Holdings Count | Holding	217	217
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,045,635,973
# of Portfolio Holdings	217
Portfolio Turnover Rate	33%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	25.4
France	13.4
United Kingdom	11.4
Switzerland	6.3
Spain	6.2
United States	6.0
Netherlands	5.7
Italy	4.9
Germany	4.5
Australia	3.2
Singapore	3.0
Sweden	2.9
Norway	2.1
Belgium	1.8
Hong Kong	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213358
Shareholder Report [Line Items]
Fund Name		GMO International Equity Fund
Class Name		Class I
Trading Symbol		GMOUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.86%
AssetsNet	$ 1,045,635,973	$ 1,045,635,973
Holdings Count | Holding	217	217
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,045,635,973
# of Portfolio Holdings	217
Portfolio Turnover Rate	33%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 36%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	25.4
France	13.4
United Kingdom	11.4
Switzerland	6.3
Spain	6.2
United States	6.0
Netherlands	5.7
Italy	4.9
Germany	4.5
Australia	3.2
Singapore	3.0
Sweden	2.9
Norway	2.1
Belgium	1.8
Hong Kong	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000013282
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class III
Trading Symbol		GTMIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$37	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.69%
AssetsNet	$ 424,047,044	$ 424,047,044
Holdings Count | Holding	173	173
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000013283
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class IV
Trading Symbol		GMAZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.64%
AssetsNet	$ 424,047,044	$ 424,047,044
Holdings Count | Holding	173	173
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213365
Shareholder Report [Line Items]
Fund Name	GMO International Opportunistic Value Fund
Class Name	Class R6
Trading Symbol	GMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of April 8, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number	(617) 346-7646
Additional Information Website	https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period April 8, 2024 (commencement of operations for Class R6) through August 31, 2024. The costs would have been higher had the Class operated the full six month period.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.69%
AssetsNet	$ 424,047,044	$ 424,047,044
Holdings Count | Holding	173	173
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213364
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class I
Trading Symbol		IOVFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.83%
AssetsNet	$ 424,047,044	$ 424,047,044
Holdings Count | Holding	173	173
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$424,047,044
# of Portfolio Holdings	173
Portfolio Turnover Rate	18%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 22%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	18.6
Canada	12.5
France	12.4
United Kingdom	10.7
Switzerland	9.3
Netherlands	4.9
Germany	4.6
Australia	4.6
Spain	4.5
Italy	4.4
Hong Kong	3.2
Belgium	1.8
United States	1.5
Finland	1.4
Sweden	1.4
Singapore	1.3
Norway	1.1
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000222625
Shareholder Report [Line Items]
Fund Name		GMO-Usonian Japan Value Creation Fund
Class Name		Class III
Trading Symbol		GMAKX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.68%
AssetsNet	$ 188,900,946	$ 188,900,946
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,900,946
# of Portfolio Holdings	36
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.0
Technology Hardware & Equipment	9.6
Food, Beverage & Tobacco	8.9
Consumer Durables & Apparel	8.7
Banks	8.0
Materials	7.6
Automobiles & Components	7.1
Financial Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Services	4.2
Insurance	3.8
Software & Services	2.5
Transportation	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222627
Shareholder Report [Line Items]
Fund Name		GMO-Usonian Japan Value Creation Fund
Class Name		Class VI
Trading Symbol		GMAHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.58%
AssetsNet	$ 188,900,946	$ 188,900,946
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,900,946
# of Portfolio Holdings	36
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.0
Technology Hardware & Equipment	9.6
Food, Beverage & Tobacco	8.9
Consumer Durables & Apparel	8.7
Banks	8.0
Materials	7.6
Automobiles & Components	7.1
Financial Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Services	4.2
Insurance	3.8
Software & Services	2.5
Transportation	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000222630
Shareholder Report [Line Items]
Fund Name		GMO-Usonian Japan Value Creation Fund
Class Name		Class I
Trading Symbol		GMIIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.78%
AssetsNet	$ 188,900,946	$ 188,900,946
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,900,946
# of Portfolio Holdings	36
Portfolio Turnover Rate	10%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	27.0
Technology Hardware & Equipment	9.6
Food, Beverage & Tobacco	8.9
Consumer Durables & Apparel	8.7
Banks	8.0
Materials	7.6
Automobiles & Components	7.1
Financial Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Services	4.2
Insurance	3.8
Software & Services	2.5
Transportation	1.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000220241
Shareholder Report [Line Items]
Fund Name		GMO Quality Cyclicals Fund
Class Name		Class VI
Trading Symbol		GMAEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.41%
AssetsNet	$ 78,494,014	$ 78,494,014
Holdings Count | Holding	49	49
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,494,014
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 10%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	54.2
United Kingdom	12.8
Spain	6.9
Mexico	5.6
France	5.6
Canada	3.8
Germany	3.4
Ireland	2.8
Finland	1.9
Brazil	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000220259
Shareholder Report [Line Items]
Fund Name		GMO Quality Cyclicals Fund
Class Name		Class I
Trading Symbol		GMAOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.61%
AssetsNet	$ 78,494,014	$ 78,494,014
Holdings Count | Holding	49	49
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,494,014
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 10%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	54.2
United Kingdom	12.8
Spain	6.9
Mexico	5.6
France	5.6
Canada	3.8
Germany	3.4
Ireland	2.8
Finland	1.9
Brazil	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000011437
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class III
Trading Symbol		GQETX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.50%
AssetsNet	$ 10,790,081,394	$ 10,790,081,394
Holdings Count | Holding	44	44
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000011438
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class IV
Trading Symbol		GQEFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.46%
AssetsNet	$ 10,790,081,394	$ 10,790,081,394
Holdings Count | Holding	44	44
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000011440
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class VI
Trading Symbol		GQLOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.41%
AssetsNet	$ 10,790,081,394	$ 10,790,081,394
Holdings Count | Holding	44	44
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213357
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class R6
Trading Symbol		GQESX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.50%
AssetsNet	$ 10,790,081,394	$ 10,790,081,394
Holdings Count | Holding	44	44
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213356
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class I
Trading Symbol		GQLIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.60%
AssetsNet	$ 10,790,081,394	$ 10,790,081,394
Holdings Count | Holding	44	44
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,790,081,394
# of Portfolio Holdings	44
Portfolio Turnover Rate	7%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 14%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	78.4
United Kingdom	7.2
France	4.0
Taiwan	3.5
Germany	3.4
Switzerland	2.8
Other (each less than 1%)	0.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000241005
Shareholder Report [Line Items]
Fund Name		GMO Resource Transition Fund
Class Name		Class VI
Trading Symbol		GMOYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.86%
AssetsNet	$ 120,742,981	$ 120,742,981
Holdings Count | Holding	60	60
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,742,981
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 26%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	41.6
Canada	14.3
Brazil	10.7
United Kingdom	8.1
Chile	3.6
Sweden	3.3
Mexico	3.0
Finland	2.9
France	2.7
Australia	2.5
South Africa	2.0
China	1.6
Spain	1.4
Other (each less than 1%)	2.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000107485
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class III
Trading Symbol		GOFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.71%
AssetsNet	$ 2,143,520,366	$ 2,143,520,366
Holdings Count | Holding	107	107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000107486
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class IV
Trading Symbol		GOVIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.66%
AssetsNet	$ 2,143,520,366	$ 2,143,520,366
Holdings Count | Holding	107	107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000107488
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class VI
Trading Symbol		GMOWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 2,143,520,366	$ 2,143,520,366
Holdings Count | Holding	107	107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213393
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class R6
Trading Symbol		GAAHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.71%
AssetsNet	$ 2,143,520,366	$ 2,143,520,366
Holdings Count | Holding	107	107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000213392
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class I
Trading Symbol		GEACX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.82%
AssetsNet	$ 2,143,520,366	$ 2,143,520,366
Holdings Count | Holding	107	107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,143,520,366
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 33%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	37.2
United Kingdom	12.8
Brazil	10.0
Canada	9.5
Mexico	4.3
Argentina	3.0
Portugal	2.8
Norway	2.5
Spain	2.2
Chile	2.1
Italy	2.1
Finland	1.9
Sweden	1.9
Australia	1.8
France	1.5
Austria	1.2
South Africa	1.2
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000238041
Shareholder Report [Line Items]
Fund Name		GMO Small Cap Quality Fund
Class Name		Class III
Trading Symbol		GMAWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.75%
AssetsNet	$ 398,659,474	$ 398,659,474
Holdings Count | Holding	43	43
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$398,659,474
# of Portfolio Holdings	43
Portfolio Turnover Rate	20%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	18.1
Financial Services	11.9
Semiconductors & Semiconductor Equipment	9.9
Consumer Durables & Apparel	8.3
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.8
Materials	6.2
Transportation	5.6
Technology Hardware & Equipment	5.1
Automobiles & Components	3.8
Media & Entertainment	3.8
Software & Services	3.6
Consumer Discretionary Distribution & Retail	2.6
Energy	2.1
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	1.9
Consumer Services	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238042
Shareholder Report [Line Items]
Fund Name		GMO Small Cap Quality Fund
Class Name		Class VI
Trading Symbol		GSBGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.66%
AssetsNet	$ 398,659,474	$ 398,659,474
Holdings Count | Holding	43	43
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$398,659,474
# of Portfolio Holdings	43
Portfolio Turnover Rate	20%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	18.1
Financial Services	11.9
Semiconductors & Semiconductor Equipment	9.9
Consumer Durables & Apparel	8.3
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.8
Materials	6.2
Transportation	5.6
Technology Hardware & Equipment	5.1
Automobiles & Components	3.8
Media & Entertainment	3.8
Software & Services	3.6
Consumer Discretionary Distribution & Retail	2.6
Energy	2.1
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	1.9
Consumer Services	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000238039
Shareholder Report [Line Items]
Fund Name		GMO Small Cap Quality Fund
Class Name		Class I
Trading Symbol		GMAYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.75%
AssetsNet	$ 398,659,474	$ 398,659,474
Holdings Count | Holding	43	43
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$398,659,474
# of Portfolio Holdings	43
Portfolio Turnover Rate	20%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	18.1
Financial Services	11.9
Semiconductors & Semiconductor Equipment	9.9
Consumer Durables & Apparel	8.3
Health Care Equipment & Services	7.1
Food, Beverage & Tobacco	6.8
Materials	6.2
Transportation	5.6
Technology Hardware & Equipment	5.1
Automobiles & Components	3.8
Media & Entertainment	3.8
Software & Services	3.6
Consumer Discretionary Distribution & Retail	2.6
Energy	2.1
Consumer Staples Distribution & Retail	2.1
Commercial & Professional Services	1.9
Consumer Services	1.1
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011423
Shareholder Report [Line Items]
Fund Name		GMO U.S. Equity Fund
Class Name		Class III
Trading Symbol		GMUEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.49%
AssetsNet	$ 135,732,589	$ 135,732,589
Holdings Count | Holding	169	169
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$135,732,589
# of Portfolio Holdings	169
Portfolio Turnover Rate	40%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	13.2
Financial Services	11.5
Technology Hardware & Equipment	10.9
Media & Entertainment	8.7
Software & Services	7.1
Consumer Discretionary Distribution & Retail	6.3
Pharmaceuticals, Biotechnology & Life Sciences	5.5
Consumer Durables & Apparel	5.2
Commercial & Professional Services	4.9
Capital Goods	4.0
Energy	3.8
Insurance	3.6
Banks	3.6
Automobiles & Components	2.5
Consumer Staples Distribution & Retail	2.2
Consumer Services	1.8
Health Care Equipment & Services	1.5
Transportation	1.4
Other (each less than 1%)	2.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000011426
Shareholder Report [Line Items]
Fund Name		GMO U.S. Equity Fund
Class Name		Class VI
Trading Symbol		GMCQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.39%
AssetsNet	$ 135,732,589	$ 135,732,589
Holdings Count | Holding	169	169
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$135,732,589
# of Portfolio Holdings	169
Portfolio Turnover Rate	40%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 43%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	13.2
Financial Services	11.5
Technology Hardware & Equipment	10.9
Media & Entertainment	8.7
Software & Services	7.1
Consumer Discretionary Distribution & Retail	6.3
Pharmaceuticals, Biotechnology & Life Sciences	5.5
Consumer Durables & Apparel	5.2
Commercial & Professional Services	4.9
Capital Goods	4.0
Energy	3.8
Insurance	3.6
Banks	3.6
Automobiles & Components	2.5
Consumer Staples Distribution & Retail	2.2
Consumer Services	1.8
Health Care Equipment & Services	1.5
Transportation	1.4
Other (each less than 1%)	2.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241007
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class III
Trading Symbol		PPADX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.49%
AssetsNet	$ 556,244,271	$ 556,244,271
Holdings Count | Holding	149	149
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241008
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class IV
Trading Symbol		GUSOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.44%
AssetsNet	$ 556,244,271	$ 556,244,271
Holdings Count | Holding	149	149
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241011
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class VI
Trading Symbol		UUOAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.39%
AssetsNet	$ 556,244,271	$ 556,244,271
Holdings Count | Holding	149	149
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241009
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class R6
Trading Symbol		PPAJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.49%
AssetsNet	$ 556,244,271	$ 556,244,271
Holdings Count | Holding	149	149
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000241012
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class I
Trading Symbol		PPAEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.59%
AssetsNet	$ 556,244,271	$ 556,244,271
Holdings Count | Holding	149	149
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$556,244,271
# of Portfolio Holdings	149
Portfolio Turnover Rate	29%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 31%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.9
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	11.1
Media & Entertainment	10.4
Health Care Equipment & Services	8.1
Energy	8.0
Technology Hardware & Equipment	5.2
Food, Beverage & Tobacco	4.1
Software & Services	3.7
Consumer Discretionary Distribution & Retail	3.3
Consumer Durables & Apparel	3.1
Capital Goods	3.1
Materials	2.7
Automobiles & Components	2.6
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Insurance	1.8
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	2.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000212810
Shareholder Report [Line Items]
Fund Name		GMO U.S. Small Cap Value Fund
Class Name		Class VI
Trading Symbol		GCAVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.47%
AssetsNet	$ 40,979,666	$ 40,979,666
Holdings Count | Holding	264	264
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,979,666
# of Portfolio Holdings	264
Portfolio Turnover Rate	44%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 45%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	14.1
Banks	11.3
Capital Goods	10.8
Commercial & Professional Services	8.4
Consumer Durables & Apparel	7.4
Insurance	6.9
Semiconductors & Semiconductor Equipment	5.3
Equity Real Estate Investment Trusts (REITS)	5.0
Consumer Discretionary Distribution & Retail	5.0
Technology Hardware & Equipment	4.1
Materials	3.7
Energy	3.1
Consumer Services	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Health Care Equipment & Services	1.6
Food, Beverage & Tobacco	1.6
Transportation	1.1
Automobiles & Components	1.1
Other (each less than 1%)	3.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

C000075103
Shareholder Report [Line Items]
Fund Name		GMO Asset Allocation Bond Fund
Class Name		Class VI
Trading Symbol		GABFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$18	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.34%
AssetsNet	$ 43,540,113	$ 43,540,113
Holdings Count | Holding	12	12
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,540,113
# of Portfolio Holdings	12
Portfolio Turnover Rate	98%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Short-Term Investments	86.5
Debt Obligations	15.9
Swap Contracts	0.8
Forward Currency Contracts	(0.3)
Futures Contracts	(1.9)
Other	(1.0)

C000013327
Shareholder Report [Line Items]
Fund Name		GMO Emerging Country Debt Fund
Class Name		Class III
Trading Symbol		GMCDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.57%
AssetsNet	$ 2,226,247,348	$ 2,226,247,348
Holdings Count | Holding	327	327
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,226,247,348
# of Portfolio Holdings	327
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.3
Short-Term Investments	2.0
Loan Assignments	1.4
Rights/Warrants	1.0
Investment Funds	0.6
Loan Participations	0.3
Forward Currency Contracts	0.0
Swap Contracts	0.0
Reverse Repurchase Agreements	(1.0)
Other	2.4

C000013328
Shareholder Report [Line Items]
Fund Name		GMO Emerging Country Debt Fund
Class Name		Class IV
Trading Symbol		GMDFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.52%
AssetsNet	$ 2,226,247,348	$ 2,226,247,348
Holdings Count | Holding	327	327
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,226,247,348
# of Portfolio Holdings	327
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.3
Short-Term Investments	2.0
Loan Assignments	1.4
Rights/Warrants	1.0
Investment Funds	0.6
Loan Participations	0.3
Forward Currency Contracts	0.0
Swap Contracts	0.0
Reverse Repurchase Agreements	(1.0)
Other	2.4

C000013330
Shareholder Report [Line Items]
Fund Name		GMO Emerging Country Debt Fund
Class Name		Class VI
Trading Symbol		GMOQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
AssetsNet	$ 2,226,247,348	$ 2,226,247,348
Holdings Count | Holding	327	327
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,226,247,348
# of Portfolio Holdings	327
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	93.3
Short-Term Investments	2.0
Loan Assignments	1.4
Rights/Warrants	1.0
Investment Funds	0.6
Loan Participations	0.3
Forward Currency Contracts	0.0
Swap Contracts	0.0
Reverse Repurchase Agreements	(1.0)
Other	2.4

C000199930
Shareholder Report [Line Items]
Fund Name		GMO High Yield Fund
Class Name		Class VI
Trading Symbol		GHVIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.46%
AssetsNet	$ 148,647,932	$ 148,647,932
Holdings Count | Holding	112	112
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$148,647,932
# of Portfolio Holdings	112
Portfolio Turnover Rate	88%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Debt Obligations	55.0
Short-Term Investments	44.5
Swap Contracts	3.5
Futures Contracts	(0.0)
Forward Currency Contracts	(1.7)
Other	(1.3)

C000213400
Shareholder Report [Line Items]
Fund Name		GMO High Yield Fund
Class Name		Class I
Trading Symbol		GMOZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.62%
AssetsNet	$ 148,647,932	$ 148,647,932
Holdings Count | Holding	112	112
InvestmentCompanyPortfolioTurnover		88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$148,647,932
# of Portfolio Holdings	112
Portfolio Turnover Rate	88%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Debt Obligations	55.0
Short-Term Investments	44.5
Swap Contracts	3.5
Futures Contracts	(0.0)
Forward Currency Contracts	(1.7)
Other	(1.3)

C000013294
Shareholder Report [Line Items]
Fund Name		GMO Multi-Sector Fixed Income Fund
Class Name		Class III
Trading Symbol		GUGAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
AssetsNet	$ 81,516,872	$ 81,516,872
Holdings Count | Holding	362	362
InvestmentCompanyPortfolioTurnover		209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,516,872
# of Portfolio Holdings	362
Portfolio Turnover Rate	209%

Holdings [Text Block]

Asset Class SummaryFootnote Reference*

% of Total Net Assets

Debt Obligations	63.6
Short-Term Investments	44.1
Common Stocks	14.2
Swap Contracts	0.1
Loan Assignments	0.1
Rights/Warrants	0.1
Investment Funds	0.0
Loan Participations	0.0
Purchased Options	0.0
Written Options	(0.0)
Reverse Repurchase Agreements	(0.0)
Futures Contracts	(0.3)
Securities Sold Short	(0.8)
Forward Currency Contracts	(1.1)
Other	(20.0)
Footnote	Description
Footnote*	Includes exposures associated with investments in other funds of GMO Trust.

C000013295
Shareholder Report [Line Items]
Fund Name		GMO Multi-Sector Fixed Income Fund
Class Name		Class IV
Trading Symbol		GPBFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.28%
AssetsNet	$ 81,516,872	$ 81,516,872
Holdings Count | Holding	362	362
InvestmentCompanyPortfolioTurnover		209.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,516,872
# of Portfolio Holdings	362
Portfolio Turnover Rate	209%

Holdings [Text Block]

Asset Class SummaryFootnote Reference*

% of Total Net Assets

Debt Obligations	63.6
Short-Term Investments	44.1
Common Stocks	14.2
Swap Contracts	0.1
Loan Assignments	0.1
Rights/Warrants	0.1
Investment Funds	0.0
Loan Participations	0.0
Purchased Options	0.0
Written Options	(0.0)
Reverse Repurchase Agreements	(0.0)
Futures Contracts	(0.3)
Securities Sold Short	(0.8)
Forward Currency Contracts	(1.1)
Other	(20.0)
Footnote	Description
Footnote*	Includes exposures associated with investments in other funds of GMO Trust.

C000137450
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class III
Trading Symbol		GMOHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.58%
AssetsNet	$ 1,588,520,786	$ 1,588,520,786
Holdings Count | Holding	332	332
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

C000020548
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class VI
Trading Symbol		GMODX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
AssetsNet	$ 1,588,520,786	$ 1,588,520,786
Holdings Count | Holding	332	332
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

C000213385
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class R6
Trading Symbol		GAAAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.58%
AssetsNet	$ 1,588,520,786	$ 1,588,520,786
Holdings Count | Holding	332	332
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

C000213384
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class I
Trading Symbol		GMOLX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet	$ 1,588,520,786	$ 1,588,520,786
Holdings Count | Holding	332	332
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,588,520,786
# of Portfolio Holdings	332
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 109%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	83.3
Short-Term Investments	22.9
Mutual Funds	0.7
Swap Contracts	0.4
Purchased Options	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Securities Sold Short	(4.6)
Other	(2.7)

C000075084
Shareholder Report [Line Items]
Fund Name		GMO U.S. Treasury Fund
Class Name		Class VI
Trading Symbol		GUSTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.09%
AssetsNet	$ 425,294,464	$ 425,294,464
Holdings Count | Holding	12	12
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,294,464
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Short-Term Investments	100.0

C000211299
Shareholder Report [Line Items]
Fund Name		GMO Alternative Allocation Fund
Class Name		Class VI
Trading Symbol		GAAVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$96Footnote Reference1	1.89%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		1.89%
AssetsNet	$ 185,475,734	$ 185,475,734
Holdings Count | Holding	922	922
InvestmentCompanyPortfolioTurnover		489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,475,734
# of Portfolio Holdings	922
Portfolio Turnover Rate	489%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	101.2
Debt Obligations	62.5
Short-Term Investments	15.9
GMO International Equity Funds	1.8
Investment Funds	1.1
Preferred Stocks	0.6
Rights/Warrants	0.3
Purchased Options	0.0
Written Options	(0.2)
Futures Contracts	(1.1)
Forward Currency Contracts	(1.2)
Swap Contracts	(2.0)
Securities Sold Short	(65.1)
Other	(13.8)

C000213405
Shareholder Report [Line Items]
Fund Name		GMO Alternative Allocation Fund
Class Name		Class R6
Trading Symbol		GAAKX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$106Footnote Reference1	2.09%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		2.09%
AssetsNet	$ 185,475,734	$ 185,475,734
Holdings Count | Holding	922	922
InvestmentCompanyPortfolioTurnover		489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,475,734
# of Portfolio Holdings	922
Portfolio Turnover Rate	489%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	101.2
Debt Obligations	62.5
Short-Term Investments	15.9
GMO International Equity Funds	1.8
Investment Funds	1.1
Preferred Stocks	0.6
Rights/Warrants	0.3
Purchased Options	0.0
Written Options	(0.2)
Futures Contracts	(1.1)
Forward Currency Contracts	(1.2)
Swap Contracts	(2.0)
Securities Sold Short	(65.1)
Other	(13.8)

C000213406
Shareholder Report [Line Items]
Fund Name		GMO Alternative Allocation Fund
Class Name		Class I
Trading Symbol		GAAGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110Footnote Reference1	2.17%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		2.17%
AssetsNet	$ 185,475,734	$ 185,475,734
Holdings Count | Holding	922	922
InvestmentCompanyPortfolioTurnover		489.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,475,734
# of Portfolio Holdings	922
Portfolio Turnover Rate	489%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	101.2
Debt Obligations	62.5
Short-Term Investments	15.9
GMO International Equity Funds	1.8
Investment Funds	1.1
Preferred Stocks	0.6
Rights/Warrants	0.3
Purchased Options	0.0
Written Options	(0.2)
Futures Contracts	(1.1)
Forward Currency Contracts	(1.2)
Swap Contracts	(2.0)
Securities Sold Short	(65.1)
Other	(13.8)

C000014927
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class III
Trading Symbol		GBMFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$40Footnote Reference1	0.77%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.77%
AssetsNet	$ 2,543,168,072	$ 2,543,168,072
Holdings Count | Holding	6	6
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000109350
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class IV
Trading Symbol		GBMBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$37Footnote Reference1	0.72%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.72%
AssetsNet	$ 2,543,168,072	$ 2,543,168,072
Holdings Count | Holding	6	6
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000213373
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class R6
Trading Symbol		GBMSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40Footnote Reference1	0.77%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.77%
AssetsNet	$ 2,543,168,072	$ 2,543,168,072
Holdings Count | Holding	6	6
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000213372
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class I
Trading Symbol		GBMIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46Footnote Reference1	0.88%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.88%
AssetsNet	$ 2,543,168,072	$ 2,543,168,072
Holdings Count | Holding	6	6
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,543,168,072
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	92.1
GMO Fixed Income Funds	6.9
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000102896
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Fund
Class Name		Class III
Trading Symbol		GBFFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$24Footnote Reference1	0.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.45%
AssetsNet	$ 1,066,812,239	$ 1,066,812,239
Holdings Count | Holding	1,444	1,444
InvestmentCompanyPortfolioTurnover		54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,066,812,239
# of Portfolio Holdings	1,444
Portfolio Turnover Rate	54%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 64%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	78.7
Debt Obligations	19.4
GMO Fixed Income Funds	8.6
Short-Term Investments	6.8
GMO International Equity Funds	5.7
Preferred Stocks	1.3
GMO Implementation FundsFootnote Reference*	0.0
Futures Contracts	(0.0)
Swap Contracts	(0.0)
Securities Sold Short	(19.4)
Other	(1.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000014933
Shareholder Report [Line Items]
Fund Name		GMO Global Asset Allocation Fund
Class Name		Class III
Trading Symbol		GMWAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 381,818,378	$ 381,818,378
Holdings Count | Holding	20	20
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,818,378
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 6%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	43.3
GMO U.S. Equity Funds	20.3
GMO Fixed Income Funds	17.7
GMO Alternative Funds	12.2
GMO Implementation FundsFootnote Reference*	6.4
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000213376
Shareholder Report [Line Items]
Fund Name		GMO Global Asset Allocation Fund
Class Name		Class R6
Trading Symbol		GMWRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 381,818,378	$ 381,818,378
Holdings Count | Holding	20	20
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,818,378
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 6%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	43.3
GMO U.S. Equity Funds	20.3
GMO Fixed Income Funds	17.7
GMO Alternative Funds	12.2
GMO Implementation FundsFootnote Reference*	6.4
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000213377
Shareholder Report [Line Items]
Fund Name		GMO Global Asset Allocation Fund
Class Name		Class I
Trading Symbol		GMOOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.12%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.12%
AssetsNet	$ 381,818,378	$ 381,818,378
Holdings Count | Holding	20	20
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$381,818,378
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 6%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	43.3
GMO U.S. Equity Funds	20.3
GMO Fixed Income Funds	17.7
GMO Alternative Funds	12.2
GMO Implementation FundsFootnote Reference*	6.4
Short-Term Investments	0.0
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

C000014938
Shareholder Report [Line Items]
Fund Name		GMO Global Developed Equity Allocation Fund
Class Name		Class III
Trading Symbol		GWOAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 77,917,320	$ 77,917,320
Holdings Count | Holding	13	13
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$77,917,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	5%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	53.9
GMO U.S. Equity Funds	46.0
Short-Term Investments	0.1

C000014936
Shareholder Report [Line Items]
Fund Name		GMO Global Equity Allocation Fund
Class Name		Class III
Trading Symbol		GMGEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 683,039,920	$ 683,039,920
Holdings Count | Holding	14	14
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$683,039,920
# of Portfolio Holdings	14
Portfolio Turnover Rate	11%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	61.3
GMO U.S. Equity Funds	38.6
Short-Term Investments	0.1

C000213379
Shareholder Report [Line Items]
Fund Name		GMO Global Equity Allocation Fund
Class Name		Class R6
Trading Symbol		GMADX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 683,039,920	$ 683,039,920
Holdings Count | Holding	14	14
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$683,039,920
# of Portfolio Holdings	14
Portfolio Turnover Rate	11%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	61.3
GMO U.S. Equity Funds	38.6
Short-Term Investments	0.1

C000213378
Shareholder Report [Line Items]
Fund Name		GMO Global Equity Allocation Fund
Class Name		Class I
Trading Symbol		GAAUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6Footnote Reference1	0.12%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.12%
AssetsNet	$ 683,039,920	$ 683,039,920
Holdings Count | Holding	14	14
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$683,039,920
# of Portfolio Holdings	14
Portfolio Turnover Rate	11%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	61.3
GMO U.S. Equity Funds	38.6
Short-Term Investments	0.1

C000110451
Shareholder Report [Line Items]
Fund Name		GMO Implementation Fund
Class Name		Core Class
Trading Symbol		GIMFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.41%
AssetsNet	$ 2,440,843,542	$ 2,440,843,542
Holdings Count | Holding	1,681	1,681
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,440,843,542
# of Portfolio Holdings	1,681
Portfolio Turnover Rate	74%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	85.6
Debt Obligations	31.9
Short-Term Investments	1.7
Preferred Stocks	1.6
Investment Funds	0.3
Rights/Warrants	0.0
GMO Implementation FundsFootnote Reference*	0.0
Written Options	(0.0)
Swap Contracts	(0.0)
Futures Contracts	(0.2)
Forward Currency Contracts	(0.2)
Securities Sold Short	(22.5)
Other	1.8
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes , 5.19%, due 04/30/26	7.9
U.S. Treasury Floating Rate Notes , 5.23%, due 07/31/26	6.0
U.S. Treasury Inflation-Indexed Notes , 1.88%, due 07/15/34	3.7
U.S. Treasury Inflation-Indexed Notes , 1.75%, due 01/15/34	3.7
U.S. Treasury Floating Rate Notes , 5.21%, due 04/30/25	2.1
U.S. Treasury Floating Rate Notes , 5.29%, due 01/31/26	2.0
Federal Home Loan Banks , 5.43%, due 09/04/24	1.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Roche Holding AG	0.7
Meta Platforms, Inc., Class A	0.5

Material Fund Change [Text Block]
C000033342
Shareholder Report [Line Items]
Fund Name		GMO International Developed Equity Allocation Fund
Class Name		Class III
Trading Symbol		GIOTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 300,401,106	$ 300,401,106
Holdings Count | Holding	4	4
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,401,106
# of Portfolio Holdings	4
Portfolio Turnover Rate	8%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1

C000213387
Shareholder Report [Line Items]
Fund Name		GMO International Developed Equity Allocation Fund
Class Name		Class R6
Trading Symbol		GAAWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 300,401,106	$ 300,401,106
Holdings Count | Holding	4	4
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,401,106
# of Portfolio Holdings	4
Portfolio Turnover Rate	8%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1

C000014930
Shareholder Report [Line Items]
Fund Name		GMO International Equity Allocation Fund
Class Name		Class III
Trading Symbol		GIEAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 315,299,157	$ 315,299,157
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$315,299,157
# of Portfolio Holdings	5
Portfolio Turnover Rate	11%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1

C000213374
Shareholder Report [Line Items]
Fund Name		GMO International Equity Allocation Fund
Class Name		Class R6
Trading Symbol		GSXMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
AssetsNet	$ 315,299,157	$ 315,299,157
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$315,299,157
# of Portfolio Holdings	5
Portfolio Turnover Rate	11%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1

C000014937
Shareholder Report [Line Items]
Fund Name		GMO Strategic Opportunities Allocation Fund
Class Name		Class III
Trading Symbol		GBATX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$20Footnote Reference1	0.39%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.39%
AssetsNet	$ 203,148,613	$ 203,148,613
Holdings Count | Holding	440	440
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,148,613
# of Portfolio Holdings	440
Portfolio Turnover Rate	25%Footnote Reference*
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 25%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	45.5
Common Stocks	22.0
GMO U.S. Equity Funds	20.7
Short-Term Investments	12.6
GMO Implementation FundsFootnote Reference*	7.9
GMO Fixed Income Funds	7.5
Debt Obligations	0.7
Preferred Stocks	0.3
Swap Contracts	(0.0)
Securities Sold Short	(17.2)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.